Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets and liabilities carrying values by category and fair values
Financial detail
The following tables provide the financial assets and liabilities carrying values by category and fair values as of December 31, 2024 and December 31, 2023:

	As of 31/12/2023
	Carrying value				Fair value
	As per	Assets at	Assets at	Assets at	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	fair value	amortized	amortized
	financial	through	through OCI	cost	cost
(in € thousands)	position	profit & loss
Assets
Equity investments	2,348		2,348					2,348
Other investments	471	471						471
Financial investments	—
Loans	472			472			472
Deposits and guarantees	303			303			303
Liquidity contracts	531	531				531
Trade receivables	18,526			18,526			18,526
Cash and cash equivalents	77,789	77,789				77,789
TOTAL - Assets	100,439	78,790	2,348	19,300	—	78,319	19,300	2,819
Liabilities
Conditional advances	—
Convertible loans	52,622				52,622		51,939
Bank loans	11,578				11,578		11,578
Obligations under finance leases	5,884				5,884		5,884
Accrued interests	7				7		7
Trade payables	10,448				10,448		10,448
Other payables	914				914		914
TOTAL - Liabilities	81,541	—	—	—	81,541	—	80,858	—

	As of 31/12/2024
	Carrying value				Fair value
	As per	Assets at	Assets at	Assets at	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	fair value	amortized	amortized
	financial	through	through OCI	cost	cost
(in € thousands)	position	profit & loss
Assets
Equity investments	1,425		1,425					1,425
Other investments	459	459						459
Loans	524			524			524
Deposits and guarantees	303			303			303
Liquidity contracts	354	354				354
Trade receivables	2,140			2,140			2,140
Cash and cash equivalents	81,788	81,788				81,788
TOTAL - Assets	86,993	82,601	1,425	2,967	—	82,142	2,967	1,885
Liabilities
Convertible loans	54,572				54,572		56,320
Bank loans	2,496				2,496		2,496
Obligations under finance leases	5,060				5,060		5,060
Accrued interests	5				5		5
Bank overdrafts	—
Trade payables	13,437				13,437		13,437
Other payables	289				289		289
TOTAL - Liabilities	75,859	—	—	—	75,859	—	77,607	—
It should be noted that the section above “Equity investments” concerns the nonconsolidated equity investments in Genoscience. The gross value of the asset is €3,133 and was partially impaired in 2023 and 2024. See Note 18 - "Other financial assets".
For our convertible loans, fair value is measured on the basis of actual quoted prices for said security on or around the balance sheet date.